Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
5.
Property and Equipment
The major classes of property and equipment

consist of the following at
December 31:

	2019	2018
Furniture and fixtures	$35,407	$35,407
Computers and office equipment	138,897	138,897
Lab equipment	817,149	818,267
	991,453	992,571
Less accumulated depreciation	(950,417)	(902,260)
Property and equipment, net	$41,036	$90,311

The above includes approximately
$70,000
of equipment located at our research facility in China. Property and equipment are recorded at cost and are depreciated using the straight-line method over the estimated useful lives of the respective assets. Depreciation expense for the years ended
December 31, 2019
and
2018,
was approximately
$49,000
and
$84,000,
respectively.